SCHEDULE I PARENT COMPANY ONLY FINANCIAL STATEMENTS SCHEDULE I (Notes)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Schedule I - Registrant’s Condensed Financial Statements
ClubCorp Holdings, Inc.
Registrant Only Financial Statements
Condensed Statements of Operations and Comprehensive Loss
For the Fiscal Years Ended December 31, 2013, December 25, 2012 and December 27, 2011
(In thousands)

	2013	2012	2011
Equity in net loss of subsidiaries	$(40,892)	$(27,275)	$(36,197)
NET LOSS	(40,892)	(27,275)	(36,197)
NET LOSS ATTRIBUTABLE TO CLUBCORP HOLDINGS, INC.	$(40,892)	$(27,275)	$(36,197)

NET LOSS	(40,892)	(27,275)	(36,197)
Equity in other comprehensive (loss) income of subsidiaries	(398)	1,890	(2,105)
COMPREHENSIVE LOSS	(41,290)	(25,385)	(38,302)
COMPREHENSIVE LOSS ATTRIBUTABLE TO CLUBCORP HOLDINGS, INC.	$(41,290)	$(25,385)	$(38,302)

ClubCorp Holdings, Inc.
Registrant Only Financial Statements
Condensed Balance Sheets
As of December 31, 2013 and December 25, 2012
(In thousands, except share and per share amounts)

	2013	2012
ASSETS
Investment in subsidiaries	$234,827	$132,517
TOTAL ASSETS	$234,827	$132,517
LIABILITIES AND EQUITY
Distributions to owners declared, but unpaid	7,654	—
TOTAL LIABILITIES	$7,654	$—
EQUITY
Common stock of ClubCorp Holdings, Inc., $0.01 par value, 200,000,000 shares authorized; 63,789,730 and 50,569,730 issued and outstanding at December 31, 2013 and December 25, 2012, respectively	638	506
Additional paid-in capital	320,274	184,460
Retained deficit	(93,739)	(52,449)
Total stockholders’ equity	227,173	132,517
Total equity	227,173	132,517
TOTAL LIABILITIES AND EQUITY	$234,827	$132,517

ClubCorp Holdings, Inc.
Registrant Only Financial Statements
Condensed Statements of Cash Flows
For the Fiscal Years Ended December 31, 2013, December 25, 2012 and December 27, 2011
(In thousands)

	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(40,892)	$(27,275)	$(36,197)
Adjustments to reconcile net (loss) income to cash flows from operating activities:
Equity in net loss of subsidiary	40,892	27,275	36,197
Net cash provided by operating activities	—	—	—
CASH FLOWS FROM INVESTING ACTIVITIES:
Contribution from subsidiary	35,000	—	—
Distribution to subsidiary	(173,250)	—	—
Net cash used in investing activities	(138,250)	—	—
CASH FLOWS FROM FINANCING ACTIVITIES:
Distribution to owners	(35,000)	—	—
Proceeds from issuance of common stock in Holdings' initial public offering, net of underwriting discounts and commissions	173,250	—	—
Net cash provided by financing activities	138,250	—	—
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	—	—
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	—	—	—
CASH AND CASH EQUIVALENTS - END OF PERIOD	$—	$—	$—
Non-cash investing and financing activities are as follows:
Distribution declared payable to owners	$7,654	$—	$—
Distribution related to utilization of certain deferred tax benefits recorded in connection with the ClubCorp Formation	$4,518	$—	$—

Notes to Condensed Registrant Only Financial Statements
1. ORGANIZATION
ClubCorp Holdings, Inc. (“Holdings”) and its wholly owned subsidiaries CCA Club Operations Holdings, LLC (“Operations' Parent”) and ClubCorp Club Operations, Inc. (“Operations”, and together with Holdings and Operations' Parent, “ClubCorp”) were formed on November 10, 2010, as part of a reorganization of ClubCorp, Inc. (“CCI”), which was effective as of November 30, 2010, for the purpose of operating and managing golf, country, business, sports and alumni clubs.
Holdings is a wholly owned subsidiary of Fillmore CCA Investment, LLC (“Fillmore”), which is wholly owned by an affiliate of KSL Capital Partners, LLC (“KSL”), a private equity fund that invests primarily in the hospitality and leisure business. On September 25, 2013, Holdings completed an initial public offering (our “IPO”) in which we sold 13,200,000 shares of common stock. The offering generated net proceeds to Holdings of approximately $168.9 million after deducting underwriting discounts and commissions and equity-offering costs. Holdings subsequently contributed the net proceeds to Operations.
Holdings has no operations or significant assets or liabilities other than its investment in Operations' Parent and Operations. Accordingly, Holdings is dependent upon distributions from Operations' Parent and Operations to fund its obligations. However, Operations' Parent's and Operations’ ability to pay dividends or lend to Holdings is limited under the terms of our various debt agreements.
2. BASIS OF PRESENTATION
The accompanying condensed financial statements (registrant only) include the accounts of Holdings and its investment in Operations' Parent and Operations accounted for in accordance with the equity method, and do not present the financial statements of Holdings and its subsidiaries on a consolidated basis. These registrant only condensed financial statements should be read in conjunction with the ClubCorp Holdings, Inc. consolidated financial statements.
In connection with the ClubCorp Formation, Holdings was formed on November 10, 2010, with 1,000 shares authorized and issued, with a par value of $0.01. On March 15, 2012, Holdings' articles of incorporation were amended to authorize 2,000,000 shares and Holdings effected a 1,000 for 1 forward stock split. On August 2, 2013, Holdings' articles of incorporation were further amended to authorize 200,000,000 shares and Holdings effected a 50 for 1 forward stock split. On September 6, 2013, Holdings effected a 1.0113946 for 1 forward stock split.
3. RESTRICTED STOCK UNITS
On April 1, 2012, Holdings granted 12,552 Restricted stock units (“RSUs”) to certain executives under the ClubCorp Holdings, Inc. 2012 Stock Award Plan, which was amended and restated as of August 14, 2013 (the “Stock Plan”), and allows the holders to receive and maintain an interest in ClubCorp, which interest may be measured by the value of the common stock of Holdings. The RSUs vest based on satisfaction of both a time condition subject to the holders' continued employment and a liquidity condition. The time condition is satisfied with respect to one-third of the RSUs on each of the first three anniversaries of the grant date, subject to the holder remaining employed by us. The liquidity condition is satisfied upon the earlier of a change of control (as defined in the Stock Plan) or after a period of time following the effective date of an initial public offering by us.

On March 15, 2014, the required time period following our IPO was satisfied and the liquidity vesting requirement was met, at which time one third of the RSUs granted were converted into shares of our common stock. The remaining RSUs will convert into shares of our common stock upon satisfaction of the remaining time vesting requirements. After giving effect to the 50 for 1 forward stock split and the 1.0113946 for 1 forward stock split (described in Note 2), 613,963 RSUs remain outstanding as of December 31, 2013.

On September 25, 2013, 20,000 shares of restricted common stock, which vest after one year, were issued under the Stock Plan to certain of ClubCorp's directors. No other equity-based awards were granted during the fiscal year ended December 31, 2013.

4. SUBSEQUENT EVENT

On January 17, 2014, and on February 7, 2014, we granted 103,886 and 111,589 shares of restricted stock respectively to certain participants under the Stock Plan. Under the terms of the grants, the restrictions will be removed upon satisfaction of time vesting requirements.

On February 7, 2014, we granted 111,610 shares of performance restricted stock units to certain participants under the Stock Plan. Under the terms of the grants, the performance restricted stock units will convert into shares of our common stock upon satisfaction of (i) time vesting requirements and (ii) performance based requirements. The number of performance restricted stock units issued under these grants represents the target number of such units that may be earned, based on the Company's total shareholder return over the applicable performance periods compared with a peer group. If more than the target number of performance restricted stock units vest at the end of a performance period because the Company’s total shareholder return exceeds certain percentile thresholds of the peer group, additional shares will be issued under the Stock Plan at that time.

On March 15, 2014, one third of the then outstanding RSUs, as described in Note 2, were converted into shares of our common stock as the required time period following our IPO was satisfied and the liquidity vesting requirement was met.

On March 18, 2014, we declared a cash dividend of $7.7 million, or $0.12 per share of common stock, to the owners of our common stock. This dividend will be paid on April 15, 2014.